Share Based Compensation (Details) - Schedule of Option Activity - USD ($)				6 Months Ended
		Jan. 01, 2023	Jan. 01, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Option Activity [Abstract]
Number of share options, outstanding ending	[1]	272,126	127,371	427,060	272,822
Weighted average exercise price, outstanding ending		$ 21.54	$ 31.91	$ 3.59	$ 21.56
Remaining contractual term in years, outstanding ending		10 years 9 months 29 days	11 years 3 days	10 years 3 months 10 days	11 years 3 months 29 days
Aggregate Intrinsic value, outstanding ending				$ 8,076	$ 45,492
Number of share options, Exercisable	[1]			16,337	88,480
Weighted average exercise price, Exercisable				$ 21.98	$ 33
Remaining contractual term in years, Exercisable				10 years 1 month 20 days	10 years 1 month 17 days
Aggregate Intrinsic value, Exercisable					$ 560
Number of share options, Granted	[1]			403,820	153,133
Weighted average exercise price, Granted				$ 2.68	$ 13.4
Remaining contractual term in years, Granted					12 years 3 months 18 days
Number of share options, Exercised	[1]			(791)	(6,310)
Weighted average exercise price, Exercised				$ 20.9	$ 25.04
Aggregate Intrinsic value, Exercised					$ 4,926
Number of share options, Forfeited	[1]				(939)
Weighted average exercise price, Forfeited					$ 27.6
Number of share options, Cancelled	[1]				(433)
Weighted average exercise price, Cancelled					$ 116.82
Number of share options, Modified	[1]			(248,095)
Weighted average exercise price, Modified				$ 21.74

[1]	All share options number for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.